CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of Cash Flows [Abstract]
Net income (loss)	$ 155		$ 630		$ 1,257		$ 1,649		$ 650
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	817		743		995		967		934
Policy charges and fee income	(2,881)		(2,810)		(3,693)		(3,729)		(3,628)
(Income) loss related to derivative instruments	2,288		(232)		(214)		1,848		1,404
Investment (gains) losses, net	(45)		32		191		(1,983)		15
Realized and unrealized (gains) losses on trading securities	266		(269)		(266)		63		128
Non-cash Pension restructuring	105		27
Amortization of deferred cost of reinsurance asset	18		11		0		0
Amortization of deferred sales commission	17		25
Other depreciation and amortization	(57)		(121)
Changes in goodwill	0		370		369
Distributions from joint ventures and limited partnerships	63		94		140		582		199
Changes in:
Net broker-dealer and customer related receivables/payables	415		84		(278)		608		(39)
Reinsurance recoverable	92		115
Segregated cash and securities, net	(438)		157		130		(381)		(89)
Deferred policy acquisition costs	(338)		(150)		(184)		82		(292)
Future policy benefits	(620)		1,587		1,599		272		668
Current and deferred income taxes	249		498		767		(217)		(168)
Other, net	(139)		253		127		(128)		(159)
Non-cash long term incentive compensation expense					185		152		176
Amortization and depreciation					(104)		(21)		9
Net cash provided by (used in) operating activities	(33)		1,044		1,021		(236)		(192)
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available for sale	7,476		4,495		11,339		8,606		5,349
Mortgage loans on real estate	375		696		934		676		609
Trading account securities	6,937		6,938		11,231		7,841		19,864
Other	335		172		228		64		181
Real estate							1,828
Real estate joint ventures							136
Payment for the purchase/origination of:
Fixed maturities, available for sale	(7,513)		(4,901)		(15,166)		(10,688)		(5,179)
Mortgage loans on real estate	(1,485)		(1,535)		(2,108)		(3,278)		(1,311)
Trading account securities	(8,103)		(9,660)		(13,328)		(10,283)		(21,053)
Other	(166)		(207)		(296)		(192)		(148)
Real estate							(1)		(20)
Real estate joint ventures							(51)
Purchase of business, net of cash acquired	0		(132)		(130)		(21)
Cash settlements related to derivative instruments	(609)		(1,722)		(2,166)		(195)		602
Change in short-term investments	232		(512)		(342)		(485)		(961)
Repayments of loans to affiliates					15				90
Issuance of loans to affiliates							(12)		(275)
Investment in capitalized software, leasehold improvements and EDP equipment	(84)		(67)		(102)		(97)		(83)
Other, net	319		(133)		202		384		194
Net cash provided by (used in) investing activities	(1,056)		(6,568)		(9,689)		(5,768)		(2,141)
Purchase of business, net of cash acquired	0		(132)		(130)		(21)
Cash settlements related to derivative instruments	(609)		(1,722)		(2,166)		(195)		602
Decrease in loans to affiliates	1,230		0
Change in short-term investments	232		(512)		(342)		(485)		(961)
Investment in capitalized software, leasehold improvements and EDP equipment	(84)		(67)		(102)		(97)		(83)
Other, net	319		(133)		202		384		194
Net cash provided by (used in) investing activities	(1,056)		(6,568)		(9,689)		(5,768)		(2,141)
Policyholders’ account balances:
Deposits	8,372		6,135		10,591		10,001		5,255
Withdrawals	(4,170)		(2,765)		(6,140)		(2,976)		(2,934)
Transfers (to) from Separate Accounts	(335)		1,617		1,677		1,432		2,001
Change in short-term financings	(1,458)		125		600		(176)		30
Issuance of long-term debt	4,057		0
Repayments of loans from affiliates	(3,000)		(56)		(56)		(1,752)		(1,454)
Proceeds from loans from affiliates	0		109		731				694
Change in collateralized pledged assets	(31)		1,037		1,044		(991)		(45)
Change in collateralized pledged liabilities	36		815		1,246		15		(515)
(Decrease) increase in overdrafts payable	(39)		66		63		(85)		80
Capital contribution from parent	8		0		318
Shareholder dividend paid	(88)		0
Purchase of AB Units by Holdings	(1,330)
Purchase of treasury shares	(57)		0
Purchase of shares in consolidated subsidiaries	0		(24)
Repurchase of AB Holding units	(29)		0		(220)		(236)		(214)
Purchases (redemptions) of non-controlling interests of consolidated company-sponsored investment funds	(519)		(52)		120		(137)
Distribution to noncontrolling interests in consolidated subsidiaries	(284)		(265)		(348)		(294)		(337)
(Increase) decrease in securities purchased under agreement to resell	13		(309)				79		(79)
Purchases of AB Holding Units to fund long-term incentive compensation plan awards, net	(83)		(134)
Other, net	(2)		0		(59)		4		4
Net cash provided by (used in) financing activities	1,061		6,299		7,806		5,111		2,898
Effect of exchange rate changes on cash and cash equivalents	(9)		17		22		(10)		(10)
Change in cash and cash equivalents	(37)		792		(840)		(903)		555
Cash and cash equivalents, beginning of year	4,814	[1]	5,654	[1]	5,654	[1]	6,557		6,002
Cash and cash equivalents, end of period	4,777	[2]	6,446		4,814	[1]	5,654	[1]	6,557
Non-cash transactions during the period
Capital contribution from Parent	622		0
(Settlement) issuance of long-term debt	(202)		202
Transfer of assets to reinsurer	(604)		0
Contribution of 0.5% minority interest in AXA Financial	65		0
Repayment of loans from affiliates	$ (622)		$ 0
Repayments of long-term debt									(200)
Increase (decrease) in securities sold under agreement to repurchase					(1,706)		227		612
Purchase of shares in consolidated subsidiaries					(55)
Supplemental cash flow information:
Interest paid					119		108		120
Income taxes (refunded) paid					$ 31		$ (385)		$ 94

[1]	See Note 2 for details of balances with variable interest entities.
[2]	See Note 2 for details of balances with variable interest entities.